Schedule of Investments (unaudited) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.0%

Australia — 5.4%
Amcor Ltd.	2,102,969	$23,009,359
Ansell Ltd.	406,296	7,340,583
Ensogo Ltd.(a)(b)	418,198	3
Sonic Healthcare Ltd.	778,801	13,592,006

		43,941,951

Canada — 6.4%
Rogers Communications, Inc., Class B	468,324	25,186,849
TELUS Corp.	726,256	26,879,651

		52,066,500

China — 1.1%
ANTA Sports Products Ltd.	1,248,000	8,507,606

Denmark — 1.7%
Novo Nordisk A/S, Class B	269,141	14,066,746

Finland — 2.2%
Kone OYJ, Class B	354,920	17,926,364

France — 2.9%
Sanofi	94,983	8,398,789
Schneider Electric SE	189,071	14,839,910

		23,238,699

Germany — 2.8%
Deutsche Post AG, Registered Shares	695,353	22,628,843

India — 0.9%
Hero MotoCorp Ltd.	167,596	6,176,058
Jasper Infotech Private Ltd., Series I,
(Acquired 08/08/15, cost $2,637,143)(a)(c)	3,540	986,881

		7,162,939

Ireland — 1.2%
Medtronic PLC(d)	108,795	9,909,049

Japan — 1.0%
Japan Tobacco, Inc.	310,500	7,690,405

Netherlands — 3.1%
Heineken NV	95,721	10,117,140
Koninklijke Philips NV	366,763	14,985,038

		25,102,178

Singapore — 2.9%
DBS Group Holdings Ltd.	661,968	12,356,869
United Overseas Bank Ltd.	606,000	11,306,385

		23,663,254

Sweden — 1.2%
Svenska Handelsbanken AB, Class A	937,035	9,893,208

Switzerland — 6.5%
Cie Financiere Richemont SA, Registered Shares	90,315	6,588,775

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered Shares	204,690	$19,517,276
Novartis AG, Registered Shares	197,161	18,951,007
SGS SA, Registered Shares	3,121	7,773,464

		52,830,522

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,023,000	16,202,322

United Kingdom — 16.1%
AstraZeneca PLC	147,550	11,777,645
BAE Systems PLC	2,413,937	15,173,435
British American Tobacco PLC	530,857	22,146,188
Diageo PLC	350,175	14,329,875
GlaxoSmithKline PLC	910,852	18,923,663
Imperial Brands PLC	626,898	21,444,402
RELX PLC	386,186	8,254,571
Unilever PLC	314,498	18,103,320

		130,153,099

United States — 40.6%
3M Co.(d)	69,763	14,495,356
AbbVie, Inc.(d)	163,548	13,180,333
Altria Group, Inc.(d)(e)	342,098	19,646,688
Cisco Systems, Inc.(d)(e)	470,236	25,388,042
Citizens Financial Group, Inc.(d)	167,555	5,445,538
Coca-Cola Co.(d)(e)	478,482	22,421,667
FirstSun Capital Bancorp, (Acquired 3/10/14, cost $5,461,691)(a)(c)	120,312	3,818,703
Genuine Parts Co.(d)(e)	197,268	22,099,934
International Paper Co.(d)	417,435	19,314,717
Johnson & Johnson(d)(e)	172,747	24,148,303
M&T Bank Corp.(d)	69,614	10,930,790
Microsoft Corp.(d)	75,620	8,918,623
Paychex, Inc.(d)	155,961	12,508,072
PepsiCo, Inc.(d)	172,631	21,155,929
Pfizer, Inc.(d)(e)	389,261	16,531,915
Philip Morris International, Inc.(d)(e)	284,191	25,119,642
Procter & Gamble Co.(d)	133,329	13,872,882
Texas Instruments, Inc.(d)	113,558	12,045,097
U.S. Bancorp(d)	228,853	11,028,426
United Technologies Corp.(d)	124,974	16,107,899
Wells Fargo & Co.(d)	228,246	11,028,847

		329,207,403

Total Common Stocks — 98.0% (Cost — $770,992,756)		794,191,088

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.8%

United States — 0.8%
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $3,118,944), 0.00%(a)(c)	508,800	$3,230,880
Uber Technologies, Inc., Series D (Acquired 6/01/14, cost $1,066,101), 0.00%(a)(c)	68,723	3,530,988

Total Preferred Stocks — 0.8% (Cost — $4,185,045)		6,761,868

Total Long-Term Investments — 98.8% (Cost — $775,177,801)		800,952,956

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(f)(g)	550,524	$550,524

Total Short-Term Securities — 0.1% (Cost — $550,524)		550,524

Total Investments Before Options Written — 98.9% (Cost — $775,728,325)		801,503,480

Options Written — (1.1)% (Premiums Received — $5,893,215)		(9,033,304)

Total Investments, Net of Options Written — 97.8% (Cost — $769,835,110)		792,470,176

Other Assets Less Liabilities — 2.2%		17,956,366

Net Assets — 100.0%		$810,426,542

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,567,452 representing 1.43% of its net assets as of period end, and an original cost of $12,283,879.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,702,446	(19,151,922)	550,524	$550,524	$44,609	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cisco Systems, Inc.	189	04/05/19	USD	51.50	USD	1,020	$(47,156)
Coca-Cola Co.	237	04/05/19	USD	46.00	USD	1,111	(22,515)
Genuine Parts Co.	163	04/05/19	USD	111.00	USD	1,826	(26,487)
Johnson & Johnson	163	04/05/19	USD	140.00	USD	2,279	(13,610)
Medtronic PLC	28	04/05/19	USD	93.50	USD	255	(560)
Pfizer, Inc.	36	04/05/19	USD	43.50	USD	153	(108)
Pfizer, Inc.	37	04/05/19	USD	44.00	USD	157	(148)
Pfizer, Inc.	32	04/05/19	USD	42.50	USD	136	(1,072)
Pfizer, Inc.	204	04/05/19	USD	42.04	USD	866	(13,148)
Procter & Gamble Co.	108	04/05/19	USD	100.00	USD	1,124	(44,820)
U.S. Bancorp	69	04/05/19	USD	51.67	USD	333	(9)
Wells Fargo & Co.	210	04/05/19	USD	50.50	USD	1,015	(840)
3M Co.	39	04/12/19	USD	205.00	USD	810	(17,647)
Coca-Cola Co.	317	04/12/19	USD	46.00	USD	1,485	(32,651)
Genuine Parts Co.	170	04/12/19	USD	109.00	USD	1,905	(58,650)
Johnson & Johnson	143	04/12/19	USD	139.00	USD	1,999	(27,027)
Microsoft Corp.	57	04/12/19	USD	113.00	USD	672	(30,067)
Pfizer, Inc.	36	04/12/19	USD	44.50	USD	153	(180)
Pfizer, Inc.	32	04/12/19	USD	43.00	USD	136	(880)
Pfizer, Inc.	204	04/12/19	USD	43.18	USD	866	(4,843)
Philip Morris International, Inc.	163	04/12/19	USD	90.50	USD	1,441	(6,927)
Procter & Gamble Co.	54	04/12/19	USD	99.00	USD	562	(27,270)
U.S. Bancorp	99	04/12/19	USD	52.00	USD	477	(297)
U.S. Bancorp	53	04/12/19	USD	51.00	USD	255	(159)
Wells Fargo & Co.	98	04/12/19	USD	51.00	USD	474	(1,323)
3M Co.	39	04/18/19	USD	210.00	USD	810	(8,794)
AbbVie, Inc.	179	04/18/19	USD	82.50	USD	1,443	(10,740)
Altria Group, Inc.	311	04/18/19	USD	57.50	USD	1,786	(29,545)
Cisco Systems, Inc.	637	04/18/19	USD	50.00	USD	3,439	(253,208)
Citizens Financial Group, Inc.	287	04/18/19	USD	37.20	USD	933	(426)
Coca-Cola Co.	316	04/18/19	USD	46.00	USD	1,481	(35,076)
Genuine Parts Co.	171	04/18/19	USD	110.00	USD	1,916	(60,705)
International Paper Co.	626	04/18/19	USD	47.50	USD	2,897	(26,605)
M&T Bank Corp.	163	04/18/19	USD	170.00	USD	2,559	(4,075)
Medtronic PLC	13	04/18/19	USD	92.50	USD	118	(988)
Microsoft Corp.	49	04/18/19	USD	110.00	USD	578	(40,670)
Paychex, Inc.	294	04/18/19	USD	80.00	USD	2,358	(38,220)
PepsiCo, Inc.	316	04/18/19	USD	115.00	USD	3,873	(252,800)
Pfizer, Inc.	127	04/18/19	USD	43.00	USD	539	(4,889)
Pfizer, Inc.	40	04/18/19	USD	42.00	USD	170	(3,740)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pfizer, Inc.	61	04/18/19	USD	42.50	USD	259	$(3,812)
Procter & Gamble Co.	97	04/18/19	USD	100.00	USD	1,009	(41,953)
Rogers Communications, Inc., Class B	470	04/18/19	CAD	74.00	CAD	3,378	(9,496)
Rogers Communications, Inc., Class B	310	04/18/19	CAD	72.00	CAD	2,228	(22,618)
TELUS Corp.	472	04/18/19	CAD	48.00	CAD	2,335	(58,985)
Texas Instruments, Inc.	160	04/18/19	USD	105.00	USD	1,697	(43,760)
U.S. Bancorp	50	04/18/19	USD	52.50	USD	241	(100)
Wells Fargo & Co.	173	04/18/19	USD	50.00	USD	836	(7,958)
Wells Fargo & Co.	78	04/18/19	USD	50.50	USD	377	(2,457)
3M Co.	66	04/26/19	USD	212.50	USD	1,371	(19,602)
AbbVie, Inc.	320	04/26/19	USD	81.00	USD	2,579	(78,400)
Altria Group, Inc.	37	04/26/19	USD	57.50	USD	212	(5,106)
Cisco Systems, Inc.	952	04/26/19	USD	52.50	USD	5,140	(168,504)
Coca-Cola Co.	629	04/26/19	USD	47.00	USD	2,947	(47,175)
Genuine Parts Co.	255	04/26/19	USD	109.00	USD	2,857	(114,750)
International Paper Co.	626	04/26/19	USD	47.50	USD	2,897	(46,637)
Johnson & Johnson	135	04/26/19	USD	139.00	USD	1,887	(40,095)
Medtronic PLC	153	04/26/19	USD	94.50	USD	1,394	(6,273)
Microsoft Corp.	49	04/26/19	USD	111.00	USD	578	(39,813)
PepsiCo, Inc.	230	04/26/19	USD	118.00	USD	2,819	(125,925)
Pfizer, Inc.	194	04/26/19	USD	42.50	USD	824	(14,453)
Pfizer, Inc.	121	04/26/19	USD	43.00	USD	514	(5,929)
Philip Morris International, Inc.	131	04/26/19	USD	93.00	USD	1,158	(8,122)
Procter & Gamble Co.	215	04/26/19	USD	102.00	USD	2,237	(65,253)
Texas Instruments, Inc.	80	04/26/19	USD	108.00	USD	849	(19,640)
U.S. Bancorp	289	04/26/19	USD	51.50	USD	1,393	(2,601)
United Technologies Corp.	162	04/26/19	USD	127.00	USD	2,088	(74,925)
Wells Fargo & Co.	173	04/26/19	USD	52.00	USD	836	(2,595)
3M Co.	65	05/03/19	USD	210.00	USD	1,351	(29,575)
AbbVie, Inc.	124	05/03/19	USD	81.50	USD	999	(21,142)
Cisco Systems, Inc.	276	05/03/19	USD	53.50	USD	1,490	(34,362)
Cisco Systems, Inc.	108	05/03/19	USD	53.75	USD	583	(15,308)
Coca-Cola Co.	436	05/03/19	USD	47.00	USD	2,043	(34,662)
Genuine Parts Co.	128	05/03/19	USD	114.00	USD	1,434	(22,720)
Medtronic PLC	75	05/03/19	USD	91.50	USD	683	(13,125)
Microsoft Corp.	50	05/03/19	USD	120.00	USD	590	(12,500)
Microsoft Corp.	66	05/03/19	USD	117.21	USD	778	(25,244)
PepsiCo, Inc.	230	05/03/19	USD	124.00	USD	2,819	(38,065)
Pfizer, Inc.	336	05/03/19	USD	43.00	USD	1,427	(25,368)
Philip Morris International, Inc.	291	05/03/19	USD	92.00	USD	2,572	(34,192)
Procter & Gamble Co.	108	05/03/19	USD	104.00	USD	1,124	(20,358)
Texas Instruments, Inc.	80	05/03/19	USD	116.00	USD	849	(5,400)
U.S. Bancorp	121	05/03/19	USD	50.00	USD	583	(5,082)
United Technologies Corp.	112	05/03/19	USD	127.00	USD	1,444	(50,120)
Altria Group, Inc.	366	05/10/19	USD	57.00	USD	2,102	(74,847)
Cisco Systems, Inc.	108	05/10/19	USD	53.75	USD	583	(16,894)
Coca-Cola Co.	218	05/10/19	USD	48.00	USD	1,022	(10,355)
Johnson & Johnson	163	05/10/19	USD	140.00	USD	2,279	(46,863)
Microsoft Corp.	66	05/10/19	USD	118.25	USD	778	(23,870)
Texas Instruments, Inc.	153	05/10/19	USD	110.00	USD	1,623	(29,070)
Wells Fargo & Co.	27	05/10/19	USD	50.00	USD	130	(1,998)
3M Co.	132	05/17/19	USD	220.00	USD	2,743	(22,110)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	112	05/17/19	USD	85.00	USD	903	$(10,584)
Altria Group, Inc.	553	05/17/19	USD	57.50	USD	3,176	(100,923)
Cisco Systems, Inc.	551	05/17/19	USD	51.75	USD	2,975	(168,113)
Citizens Financial Group, Inc.	233	05/17/19	USD	33.00	USD	757	(22,515)
International Paper Co.	626	05/17/19	USD	47.50	USD	2,897	(68,234)
Medtronic PLC	220	05/17/19	USD	92.50	USD	2,004	(35,860)
Microsoft Corp.	50	05/17/19	USD	120.00	USD	590	(14,275)
Microsoft Corp.	66	05/17/19	USD	117.21	USD	778	(26,175)
Paychex, Inc.	453	05/17/19	USD	80.00	USD	3,633	(80,408)
Pfizer, Inc.	291	05/17/19	USD	43.00	USD	1,236	(22,989)
Philip Morris International, Inc.	291	05/17/19	USD	92.50	USD	2,572	(33,028)
Procter & Gamble Co.	53	05/17/19	USD	105.00	USD	551	(9,275)
TELUS Corp.	472	05/17/19	CAD	48.00	CAD	2,335	(70,464)
Texas Instruments, Inc.	38	05/17/19	USD	110.00	USD	403	(7,600)
U.S. Bancorp	107	05/17/19	USD	52.50	USD	516	(1,177)
United Technologies Corp.	163	05/17/19	USD	130.00	USD	2,101	(50,286)
Wells Fargo & Co.	159	05/17/19	USD	50.00	USD	768	(12,402)
Philip Morris International, Inc.	118	06/21/19	USD	92.50	USD	1,043	(22,538)

							$(3,595,888)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ANTA Sports Products Ltd.	Goldman Sachs International	150,000	04/03/19	HKD	45.33	HKD	8,027	$(158,764)
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	297,000	04/03/19	HKD	43.31	HKD	15,892	(389,453)
Amcor Ltd.	JPMorgan Chase Bank N.A.	155,000	04/03/19	AUD	14.81	AUD	2,389	(66,875)
AstraZeneca PLC	Goldman Sachs International	66,300	04/03/19	GBP	62.20	GBP	4,064	(30,659)
Cie Financiere Richemont SA, Registered Shares	Goldman Sachs International	40,000	04/03/19	CHF	73.80	CHF	2,906	(14,959)
Citizens Financial Group, Inc.	JPMorgan Chase Bank N.A.	23,300	04/03/19	USD	37.37	USD	757	—
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	68,000	04/03/19	SGD	25.47	SGD	1,720	(6,595)
Diageo PLC	UBS AG	12,400	04/03/19	GBP	30.83	GBP	390	(10,513)
Imperial Brands PLC	Goldman Sachs International	77,500	04/03/19	GBP	26.60	GBP	2,035	(17,159)
Nestle SA, Registered Shares	Goldman Sachs International	6,100	04/03/19	CHF	88.94	CHF	579	(37,027)
Novo Nordisk A/S, Class B	Goldman Sachs International	37,100	04/03/19	DKK	328.64	DKK	12,905	(108,192)
RELX PLC	Morgan Stanley & Co. International PLC	52,000	04/03/19	EUR	19.98	EUR	991	(158)
Rogers Communications, Inc., Class B	Citibank N.A.	28,200	04/03/19	CAD	73.66	CAD	2,027	(893)
Schneider Electric SE	Bank of America N.A.	24,800	04/03/19	EUR	64.74	EUR	1,735	(146,223)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	70,500	04/03/19	AUD	24.16	AUD	1,733	(23,457)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	74,700	04/03/19	SGD	26.22	SGD	1,889	(676)
GlaxoSmithKline PLC	Goldman Sachs International	50,000	04/04/19	GBP	15.93	GBP	798	(11,204)
BAE Systems PLC	Goldman Sachs International	172,500	04/05/19	GBP	5.30	GBP	833	(6,790)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	155,800	04/09/19	SGD	25.50	SGD	3,942	(25,541)
Imperial Brands PLC	Goldman Sachs International	77,500	04/09/19	GBP	25.73	GBP	2,035	(75,312)
M&T Bank Corp.	JPMorgan Chase Bank N.A.	15,000	04/09/19	USD	172.75	USD	2,355	(513)
Novo Nordisk A/S, Class B	Goldman Sachs International	30,800	04/09/19	DKK	334.75	DKK	10,714	(63,862)
RELX PLC	Goldman Sachs International	69,700	04/09/19	EUR	20.59	EUR	1,328	(978)
Sanofi	Goldman Sachs International	5,500	04/09/19	EUR	74.32	EUR	434	(28,120)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Schneider Electric SE	Deutsche Bank AG	11,000	04/09/19	EUR	70.03	EUR	770	$(15,795)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	20,000	04/09/19	AUD	24.24	AUD	492	(6,674)
Svenska Handelsbanken AB, Class A	Deutsche Bank AG	117,200	04/09/19	SEK	105.93	SEK	11,504	(591)
Ansell Ltd.	UBS AG	27,000	04/10/19	AUD	25.32	AUD	687	(8,115)
BAE Systems PLC	Credit Suisse International	82,300	04/10/19	GBP	4.84	GBP	398	(13,148)
BAE Systems PLC	Goldman Sachs International	172,400	04/10/19	GBP	5.19	GBP	833	(17,846)
British American Tobacco PLC	Goldman Sachs International	50,700	04/10/19	GBP	31.42	GBP	1,624	(71,688)
Diageo PLC	Goldman Sachs International	24,900	04/10/19	GBP	30.30	GBP	782	(38,575)
GlaxoSmithKline PLC	UBS AG	164,000	04/10/19	GBP	15.75	GBP	2,616	(72,827)
Koninklijke Philips NV	Goldman Sachs International	27,000	04/10/19	EUR	36.69	EUR	983	(12,149)
Rogers Communications, Inc., Class B	Goldman Sachs International	37,500	04/10/19	CAD	72.05	CAD	2,695	(20,215)
Schneider Electric SE	Goldman Sachs International	11,000	04/10/19	EUR	70.77	EUR	770	(12,102)
TELUS Corp.	Morgan Stanley & Co. International PLC	19,900	04/10/19	CAD	47.60	CAD	737	(28,721)
Unilever PLC	UBS AG	9,000	04/10/19	GBP	42.11	GBP	398	(26,106)
ANTA Sports Products Ltd.	Goldman Sachs International	103,000	04/11/19	HKD	50.73	HKD	5,512	(44,989)
Amcor Ltd.	Morgan Stanley & Co. International PLC	155,000	04/11/19	AUD	14.82	AUD	2,389	(67,999)
Japan Tobacco, Inc.	Goldman Sachs International	35,900	04/11/19	JPY	2,845.05	JPY	98,546	(2,019)
Kone OYJ, Class B	Goldman Sachs International	44,100	04/11/19	EUR	44.07	EUR	1,986	(63,713)
British American Tobacco PLC	UBS AG	57,400	04/16/19	GBP	29.20	GBP	1,839	(221,166)
Amcor Ltd.	Morgan Stanley & Co. International PLC	359,400	04/17/19	AUD	15.17	AUD	5,538	(89,456)
Ansell Ltd.	Morgan Stanley & Co. International PLC	62,200	04/17/19	AUD	25.27	AUD	1,582	(24,006)
Deutsche Post AG, Registered Shares	Goldman Sachs International	73,200	04/17/19	EUR	27.59	EUR	2,124	(128,553)
GlaxoSmithKline PLC	Goldman Sachs International	164,000	04/17/19	GBP	15.29	GBP	2,616	(162,549)
Heineken NV	Goldman Sachs International	26,200	04/17/19	EUR	90.72	EUR	2,469	(119,907)
Novo Nordisk A/S, Class B	Goldman Sachs International	13,000	04/17/19	DKK	328.10	DKK	4,522	(40,436)
SGS SA	Citibank N.A.	733	04/17/19	CHF	2,538.00	CHF	1,818	(14,223)
Unilever PLC	Goldman Sachs International	66,300	04/17/19	GBP	40.66	GBP	2,930	(315,801)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	74,700	04/17/19	SGD	26.07	SGD	1,889	(8,079)
BAE Systems PLC	Goldman Sachs International	216,000	04/23/19	GBP	4.87	GBP	1,043	(36,188)
British American Tobacco PLC	Goldman Sachs International	50,700	04/23/19	GBP	32.80	GBP	1,624	(44,718)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	74,000	04/23/19	SGD	25.48	SGD	1,872	(19,660)
Diageo PLC	Goldman Sachs International	24,900	04/23/19	GBP	30.31	GBP	782	(41,457)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	64,500	04/23/19	GBP	26.65	GBP	1,694	(34,725)
Schneider Electric SE	Goldman Sachs International	8,500	04/23/19	EUR	70.96	EUR	595	(13,806)
Amcor Ltd.	Morgan Stanley & Co. International PLC	82,300	04/24/19	AUD	14.90	AUD	1,268	(34,238)
Diageo PLC	Morgan Stanley & Co. International PLC	24,900	04/24/19	GBP	30.66	GBP	782	(32,457)
Kone OYJ, Class B	Goldman Sachs International	49,500	04/24/19	EUR	44.78	EUR	2,229	(60,963)
Sanofi	Goldman Sachs International	18,650	04/24/19	EUR	78.72	EUR	1,470	(30,159)
Sonic Healthcare Ltd.	Goldman Sachs International	95,000	04/24/19	AUD	24.87	AUD	2,335	(17,000)
TELUS Corp.	Citibank N.A.	21,700	04/24/19	CAD	47.27	CAD	804	(41,713)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	200,000	04/25/19	HKD	53.03	HKD	10,702	(60,729)
Deutsche Post AG, Registered Shares	Goldman Sachs International	58,900	04/25/19	EUR	29.14	EUR	1,709	(38,872)
GlaxoSmithKline PLC	Goldman Sachs International	31,900	04/25/19	GBP	15.74	GBP	509	(18,472)
Svenska Handelsbanken AB, Class A	Credit Suisse International	304,400	04/25/19	SEK	102.80	SEK	29,880	(25,308)
Unilever PLC	Credit Suisse International	66,300	04/25/19	GBP	44.41	GBP	2,930	(82,571)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	Citibank N.A.	21,700	04/29/19	CAD	47.75	CAD	804	$(35,864)
British American Tobacco PLC	Goldman Sachs International	50,800	04/30/19	GBP	31.48	GBP	1,627	(97,564)
Deutsche Post AG, Registered Shares	UBS AG	115,500	04/30/19	EUR	29.30	EUR	3,351	(74,624)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	455,300	04/30/19	USD	236.85	USD	112,386	(152,403)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	123,300	04/30/19	SGD	25.26	SGD	3,118	(53,147)
Ansell Ltd.	JPMorgan Chase Bank N.A.	32,300	05/01/19	AUD	25.15	AUD	822	(17,353)
Novo Nordisk A/S, Class B	Goldman Sachs International	13,000	05/01/19	DKK	349.11	DKK	4,522	(16,866)
Amcor Ltd.	UBS AG	194,600	05/02/19	AUD	15.03	AUD	2,999	(69,641)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	79,400	05/02/19	AUD	24.72	AUD	1,952	(24,150)
TELUS Corp.	Royal Bank of Canada	41,500	05/06/19	CAD	47.20	CAD	1,537	(78,069)
Ansell Ltd.	Goldman Sachs International	32,300	05/07/19	AUD	25.49	AUD	822	(14,160)
BAE Systems PLC	Goldman Sachs International	216,000	05/07/19	GBP	4.77	GBP	1,043	(36,167)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	58,400	05/07/19	CHF	95.44	CHF	5,545	(39,697)
SGS SA	Goldman Sachs International	733	05/07/19	CHF	2,593.68	CHF	1,818	(12,493)
Sanofi	Morgan Stanley & Co. International PLC	18,650	05/07/19	EUR	78.72	EUR	1,470	(37,433)
Schneider Electric SE	Goldman Sachs International	34,400	05/07/19	EUR	69.41	EUR	2,407	(62,768)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	455,000	05/07/19	USD	244.11	USD	112,312	(90,932)
Deutsche Post AG, Registered Shares	UBS AG	65,400	05/08/19	EUR	28.93	EUR	1,897	(65,312)
Diageo PLC	Morgan Stanley & Co. International PLC	45,600	05/08/19	GBP	31.46	GBP	1,433	(37,797)
Heineken NV	Goldman Sachs International	24,000	05/08/19	EUR	94.54	EUR	2,261	(45,670)
Kone OYJ, Class B	Goldman Sachs International	27,400	05/08/19	EUR	44.63	EUR	1,234	(47,819)
Novartis AG, Registered Shares	UBS AG	92,600	05/08/19	CHF	94.79	CHF	8,863	(232,556)
RELX PLC	Goldman Sachs International	52,000	05/08/19	EUR	19.27	EUR	991	(21,180)
Sonic Healthcare Ltd.	UBS AG	68,900	05/08/19	AUD	24.42	AUD	1,694	(30,153)
Japan Tobacco, Inc.	UBS AG	37,000	05/09/19	JPY	2,909.75	JPY	101,566	(3,157)
Koninklijke Philips NV	Credit Suisse International	58,000	05/09/19	EUR	36.26	EUR	2,112	(73,758)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	56,000	05/09/19	EUR	37.20	EUR	2,040	(42,672)
TELUS Corp.	Morgan Stanley & Co. International PLC	40,800	05/10/19	CAD	49.50	CAD	1,511	(24,202)
TELUS Corp.	Goldman Sachs International	36,900	05/13/19	CAD	48.56	CAD	1,367	(42,802)
Diageo PLC	Morgan Stanley & Co. International PLC	24,900	05/14/19	GBP	31.63	GBP	782	(18,116)
Kone OYJ, Class B	UBS AG	38,800	05/14/19	EUR	45.55	EUR	1,747	(47,990)
Novo Nordisk A/S, Class B	Goldman Sachs International	27,200	05/14/19	DKK	352.77	DKK	9,462	(35,382)
BAE Systems PLC	UBS AG	82,500	05/15/19	GBP	4.95	GBP	398	(6,717)
Japan Tobacco, Inc.	Citibank N.A.	35,800	05/15/19	JPY	2,835.66	JPY	98,272	(9,182)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	24,000	05/15/19	EUR	36.28	EUR	874	(22,344)
Nestle SA, Registered Shares	UBS AG	35,300	05/15/19	CHF	94.72	CHF	3,352	(36,823)
Sonic Healthcare Ltd.	UBS AG	16,600	05/15/19	AUD	24.53	AUD	408	(7,018)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	67,000	05/17/19	CAD	72.68	CAD	4,815	(65,984)
Ansell Ltd.	UBS AG	29,000	05/21/19	AUD	25.82	AUD	738	(11,373)
BAE Systems PLC	Credit Suisse International	144,500	05/22/19	GBP	4.63	GBP	698	(43,996)
TELUS Corp.	Goldman Sachs International	25,000	05/24/19	CAD	48.70	CAD	926	(29,874)
TELUS Corp.	Royal Bank of Canada	24,900	05/29/19	CAD	49.60	CAD	922	(17,801)

								$(5,437,416)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$43,941,948	$3	$43,941,951
Canada	52,066,500	—	—	52,066,500
China	—	8,507,606	—	8,507,606
Denmark	—	14,066,746	—	14,066,746
Finland	—	17,926,364	—	17,926,364
France	—	23,238,699	—	23,238,699
Germany	—	22,628,843	—	22,628,843
India	—	6,176,058	986,881	7,162,939
Ireland	9,909,049	—	—	9,909,049
Japan	—	7,690,405	—	7,690,405
Netherlands	—	25,102,178	—	25,102,178
Singapore	—	23,663,254	—	23,663,254
Sweden	—	9,893,208	—	9,893,208
Switzerland	—	52,830,522	—	52,830,522
Taiwan	—	16,202,322	—	16,202,322
United Kingdom	—	130,153,099	—	130,153,099
United States	325,388,700	—	3,818,703	329,207,403
Preferred Stocks	—	—	6,761,868	6,761,868
Short-Term Securities	550,524	—	—	550,524

	$387,914,773	$402,021,252	$11,567,455	$801,503,480

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(3,279,343)	$(5,753,961)	$—	$(9,033,304)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2018	$4,529,927	$5,843,081	$10,373,008
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	275,660	918,787	1,194,447
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of March 31, 2019	$4,805,587	$6,761,868	$11,567,455

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$275,660	$918,786	$1,194,446

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2019 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $3. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized	Range of unobservable Inputs Utilized
Assets:
Common Stocks	$4,805,584	Market	Tangible Book Value Multiple(a)	1.65x	—
			Revenue Multiple(a)	6.75x	—
Preferred Stocks	6,761,868	Market	Revenue Multiple(a)	7.00x-16.75x	11.66x

	$11,567,452

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

9